Short-term borrowings	12 Months Ended
Dec. 31, 2023
Short-Term Debt [Abstract]
Short-term borrowings	Short-term borrowings
Short-term borrowings consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Unsecured bank loans	870,000	1,200,000
As of December 31, 2022, the Group’s short-term borrowings bear an interest rate of 4.30%, 4.35% and 4.38% per annum. As of December 31, 2023, the Group’s short-term borrowings bear interest rates of 3.80%, 3.90% and 4.00% per annum. As of December 31, 2022 and 2023, the Group had a total line of credit in the amount of RMB1,110,000 and RMB1,200,000, of which the unused portion was RMB140,000 and nil, respectively.
Short-term borrowings of RMB870,000 and RMB180,000 as of December 31, 2022 and 2023, respectively, were guaranteed by Hubei ECARX, which is a related party of the Group after the Restructuring as disclosed in the Note 1(c).